Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005477
Average Annual Return [Line Items]
Average Annual Return, Percent	4.48%	6.68%		4.27%
Without Sales Load [Member] | C000166331
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	6.87%	7.42%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%		9.95%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	11.23%
MSCI World Select Natural Resources Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	8.93%		5.07%
MSCI World Select Natural Resources Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	8.93%	8.54%